Financial Instruments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Aug. 11, 2023	Aug. 10, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares)	14,215,112	14,215,112		14,266,605	14,266,605	15,819,000
Exercise price of warrants (in dollars per share)					$ 11.50
Warrant and SEPA liabilities	$ 14,580	$ 17,100			$ 28,927	$ 369
Contingent earnout liability	22,620	18,632			$ 28,927	$ 0
SEPA derivative liability	14,214	16,916
SEPA derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SEPA derivative liability	$ 366	$ 185	$ 183
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares)	8,281,779	8,281,779			8,333,272
Exercise price of warrants (in dollars per share)		$ 11.50			$ 11.50
Warrant and SEPA liabilities	$ 8,281	$ 9,855			$ 1,500
Closing price (in dollars per share)					$ 0.18
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares)	5,933,333	5,933,333			5,933,333
Warrant and SEPA liabilities	$ 5,933	$ 7,061			$ 1,068
SPAC Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities	$ 14,214				$ 2,568